Consolidated Statements of Comprehensive Income (Parentheticals) - CNY (¥)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Statement [Abstract]
Net of increase in guaranteed recoverable assets	¥ 859,757,446	¥ 433,376,273	¥ 100,304,255